Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 1,513	$ 40,880	$ 20,967
Oil and gas property basis difference	0	0	32,054
FASB ASC 718 compensation expense	762	520	347
Investment in pass through entities	0	78	722
AMT credit	1,643	1,000	693
Non-oil and gas property basis difference	0	103	279
Charitable contributions carryover	5	3	0
Unrealized gain on hedging activities	3,836	0	0
Foreign tax credit carryforwards	2,074	0	0
State net operating loss carryover	4,315	6,410	0
Total deferred tax assets	14,148	48,994	55,062
Valuation allowance for deferred tax assets	(4,629)	(12,347)	(54,434)
Deferred tax assets, net of valuation allowance	9,519	36,647	628
Oil and gas property basis difference	15,049	35,637	0
Investment in pass through entities	3,618	0	0
Non-oil and gas property basis difference	227	0	0
Investment in nonconsolidated affiliates	9,232	0	0
Unrealized gain on hedging activities	0	10	0
Total deferred tax liabilities	28,126	35,647	0
Net deferred tax asset (liability)	$ (18,607)	$ 1,000	$ 628